FINANCE RECEIVABLES - Schedule of Finance Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, gross	$ 166.2	$ 199.5
Allowance for credit losses	(11.0)	(5.5)	$ (6.6)	$ (6.3)
Total finance receivables, net	155.2	194.0
Commercial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, gross	145.7	154.0
Allowance for credit losses	(10.5)	(4.0)	(5.7)	(5.9)
Sales-Type Leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables, gross	20.5	45.5
Allowance for credit losses	$ (0.5)	$ (1.5)	$ (0.9)	$ (0.4)